FINANCIAL EXPENSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Third parties:
Interest on long-term debt	$ 228.0	$ 204.3	$ 195.8
Amortization of financing costs	6.1	5.8	5.1
Interest on lease liabilities	5.4	4.9	4.6
Interest on net defined benefit liability	5.4	4.4	4.3
Gain on foreign currency translation of short-term monetary items	(1.1)	(2.1)	(2.0)
Other	(3.7)	(0.9)	(0.1)
Total third parties	240.1	216.4	207.7
Affiliated corporations:
Interest expense	175.5	167.0	207.3
Dividend income	(177.4)	(168.8)	(209.5)
Interest on lease liabilities	1.7	1.8	2.0
Interest income	(7.8)	(7.9)	(7.5)
Total affiliated corporations	(8.0)	(7.9)	(7.7)
Total financial expenses	$ 232.1	$ 208.5	$ 200.0